Financial instruments and related risk management (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Financial Instruments [Abstract]
Pre-tax exposure to foreign currency exchange risk

		Carrying value
	Currency	(Cdn)	Gain (loss)

Cash and cash equivalents	EUR	$23,495	$1,175
Cash and cash equivalents	USD	149,655	7,483
Accounts receivable	USD	333,240	16,662
Accounts receivable	KZT	42,032	2,212
Long-term receivables, investments and other	USD	58,820	2,941
Accounts payable and accrued liabilities	USD	(88,281)	(4,414)
Net foreign currency derivatives	USD	34,360	(59,965)

Interest rate risk on variable rate financial instruments

Gain (loss)

Interest rate contracts	$(3,009)
Advances receivable from Inkai	611

Counterparty credit risk, as represented by the carrying amount of the financial assets
The maximum exposure to credit risk, as represented by the carrying amount of the financial assets, at December 31 was:

	2017	2016

Cash and cash equivalents	$591,620	$320,278
Accounts receivable [note 6]	393,213	238,514
Advances receivable from Inkai [note 29]	58,820	90,095
Derivative assets [note 10]	40,804	10,612
Other	-	4,966

Liquidity risk, company's available debt facilities
The table below outlines the Company’s available debt facilities at December 31, 2017:

		Outstanding and
	Total amount	committed	Amount available

Unsecured revolving credit facility	$1,250,000	$-	$1,250,000
Letter of credit facilities	1,667,932	1,474,155	193,777

Maturity analysis of financial liabilities
The tables below present a maturity analysis of Cameco’s financial liabilities, including principal and interest, based on the expected cash flows from the reporting date to the contractual maturity date:

			Due in
	Carrying	Contractual	less than	Due in 1-3	Due in 3-5	Due after 5
	amount	cash flows	1 year	years	years	years

Accounts payable and accrued liabilities	$258,405	$258,405	$258,405	$-	$-	$-
Dividends payable	39,579	39,579	39,579	-	-	-
Long-term debt	1,494,471	1,500,000	-	500,000	400,000	600,000
Foreign currency contracts	5,624	5,624	1,747	3,877	-	-
Other derivative liabilities	17,790	17,790	9,502	8,288	-	-

Total contractual repayments	$1,815,869	$1,821,398	$309,233	$512,165	$400,000	$600,000

			Due in
			less than	Due in 1-3	Due in 3-5	Due after 5
		Total	1 year	years	years	years

Total interest payments on long-term debt		$405,600	$69,390	$110,430	$82,080	$143,700

Carrying amounts and accounting classifications
At December 31, 2017

	Fair value through profit or loss	Loans and receivables	Available for sale	Other financial liabilities	Total

Financial assets
Cash and cash equivalents	$-	$591,620	$-	$-	$591,620
Accounts receivable [note 6]	-	396,824	-	-	396,824
Derivative assets [note 10]
Foreign currency contracts	39,984	-	-	-	39,984
Interest rate contracts	820	-	-	-	820
Investments in equity securities [note 10]	-	-	21,417	-	21,417
Advances receivable from Inkai [note 29]	-	58,820	-	-	58,820

	$40,804	$1,047,264	$21,417	$-	$1,109,485

Financial liabilities
Accounts payable and accrued liabilities [note 11]	$-	$-	$-	$258,405	$258,405
Dividends payable	-	-	-	39,579	39,579
Derivative liabilities [note 13]
Foreign currency contracts	5,624	-	-	-	5,624
Uranium contracts	16,820	-	-	-	16,820
Interest rate contracts	970	-	-	-	970
Long-term debt [note 12]	-	-	-	1,494,471	1,494,471

	23,414	-	-	1,792,455	1,815,869

Net	$17,390	$1,047,264	$21,417	$(1,792,455)	$(706,384)

At December 31, 2016

	Fair value through profit or loss	Loans and receivables	Available for sale	Other financial liabilities	Total

Financial assets
Cash and cash equivalents	$-	$320,278	$-	$-	$320,278
Accounts receivable [note 6]	-	242,482	-	-	242,482
Derivative assets [note 10]
Foreign currency contracts	4,065	-	-	-	4,065
Interest rate contracts	6,547	-	-	-	6,547
Investments in equity securities [note 10]	-	-	14,807	-	14,807
Advances receivable from Inkai [note 29]	-	90,095	-	-	90,095
Other	-	4,966	-	-	4,966

	$10,612	$657,821	$14,807	$-	$683,240

Financial liabilities
Accounts payable and accrued liabilities [note 11]	$-	$-	$-	$312,900	$312,900
Dividends payable	-	-	-	39,579	39,579
Derivative liabilities [note 13]
Foreign currency contracts	29,231	-	-	-	29,231
Uranium contracts	29,654	-	-	-	29,654
Long-term debt [note 12]	-	-	-	1,493,327	1,493,327

	58,885	-	-	1,845,806	1,904,691

Net	$(48,273)	$657,821	$14,807	$(1,845,806)	$(1,221,451)

Fair value measurement, carrying amounts

As at December 31, 2017

		Fair value

	Carrying value	Level 1	Level 2	Total

Derivative assets [note 10]
Foreign currency contracts	$39,984	$-	$39,984	$39,984
Interest rate contracts	820	-	820	820
Investments in equity securities [note 10]	21,417	21,417	-	21,417
Derivative liabilities [note 13]
Foreign currency contracts	(5,624)	-	(5,624)	(5,624)
Uranium contracts	(16,820)	-	(16,820)	(16,820)
Interest rate contracts	(970)	-	(970)	(970)
Long-term debt [note 12]	(1,494,471)	-	(1,652,230)	(1,652,230)

Net	$(1,455,664)	$21,417	$(1,634,840)	$(1,613,423)

As at December 31, 2016

		Fair value

	Carrying value	Level 1	Level 2	Total

Derivative assets [note 10]
Foreign currency contracts	$4,065	$-	$4,065	$4,065
Interest rate contracts	6,547	-	6,547	6,547
Investments in equity securities [note 10]	14,807	14,807	-	14,807
Derivative liabilities [note 13]
Foreign currency contracts	(29,231)	-	(29,231)	(29,231)
Share purchase options	(29,654)	-	(29,654)	(29,654)
Long-term debt [note 12]	(1,493,327)	-	(1,721,805)	(1,721,805)

Net	$(1,526,793)	$14,807	$(1,770,078)	$(1,755,271)

Fair value of derivative instruments and classification

	2017	2016

Non-hedge derivatives:
Foreign currency contracts	$34,360	$(25,166)
Interest rate contracts	(150)	6,547
Contract derivatives	(16,820)	(29,654)

Net	$17,390	$(48,273)

Classification:
Current portion of long-term receivables, investments and other [note 10]	$25,948	$4,119
Long-term receivables, investments and other [note 10]	14,856	6,493
Current portion of other liabilities [note 13]	(11,249)	(24,966)
Other liabilities [note 13]	(12,165)	(33,919)

Net	$17,390	$(48,273)

Summary of components of non-hedge derivative gains losses
The following table summarizes the different components of the gains (losses) on derivatives included in net earnings:

	2017	2016

Non-hedge derivatives:
Foreign currency contracts	$58,983	$59,398
Interest rate contracts	(4,014)	(1,016)
Uranium contracts	1,281	(23,975)

Net	$56,250	$34,407